Average Annual Total Returns		12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
R4
Prospectus [Line Items]
Average Annual Return, Percent		17.48%	14.06%		14.48%
Performance Inception Date	Sep. 11, 2000
R4 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.32%	10.98%		12.43%
R4 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.48%	10.62%		11.63%
R
Prospectus [Line Items]
Average Annual Return, Percent		17.12%	13.70%	14.28%
Performance Inception Date	Apr. 21, 2017